DEBT (Details 2) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Beginning balance		$ 27,618
Ending Balance		15,635	$ 27,618
Senior secured convertible notes
Disclosure of detailed information about borrowings [line items]
Beginning balance		27,087	0
Issuance			26,705
Accretion	[1]	2,669	382
Conversion to equity		(29,756)
Ending Balance		$ 0	$ 27,087

[1]	Accretion includes amortization of the discount related to the original issue discount, warrant, conversion option and certain issuance costs allocated to convertible debt.